SCHEDULE OF KEY MANAGEMENT COMPENSATION (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Management fees – expensed	$ 327	$ 386
Share-based payments		621
Total	$ 327	$ 1,007